Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Artisan Partners Funds, Inc
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Artisan Developing World Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Investor Shares
Trading Symbol	ARTYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Investor Shares	$142	1.29%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Developing World Fund returned 19.47%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Developing World Fund.

•  Top contributors within the portfolio during the period included Sea, Crowdstrike, Grab Holdings, Tencent and Netflix.

•  Bottom contributors during the period included Meituan, PDD Holdings, LVMH, WiseTech Global and ASML Holding.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	19.47%	4.60%	13.56%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 4,368,812
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 39,461
Investment Company, Portfolio Turnover	77.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$4,368,812
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$39,461
Annual Portfolio Turnover Rate	77.88%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.5%
Chinese yuan renminbi offshore	2.2
Euro	6.8
Hong Kong dollar	9.2
Indian rupee	7.2
U.S. dollar	73.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.1%
Sea Ltd.	Singapore	5.9
MercadoLibre, Inc.	Brazil	5.8
Visa, Inc.	United States	4.7
Adyen NV	Netherlands	4.4
Crowdstrike Holdings, Inc.	United States	4.4
MakeMyTrip Ltd.	India	4.3
NVIDIA Corp.	United States	3.6
Coca-Cola Co. (The)	United States	3.4
NU Holdings Ltd.	Brazil	3.4
Total		46.0%

Artisan Developing World Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Advisor Shares
Trading Symbol	APDYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Advisor Shares	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Developing World Fund returned 19.72%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Developing World Fund.

•  Top contributors within the portfolio during the period included Sea, Crowdstrike, Grab Holdings, Tencent and Netflix.

•  Bottom contributors during the period included Meituan, PDD Holdings, LVMH, WiseTech Global and ASML Holding.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	19.72%	4.78%	13.76%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 4,368,812
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 39,461
Investment Company, Portfolio Turnover	77.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$4,368,812
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$39,461
Annual Portfolio Turnover Rate	77.88%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.5%
Chinese yuan renminbi offshore	2.2
Euro	6.8
Hong Kong dollar	9.2
Indian rupee	7.2
U.S. dollar	73.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.1%
Sea Ltd.	Singapore	5.9
MercadoLibre, Inc.	Brazil	5.8
Visa, Inc.	United States	4.7
Adyen NV	Netherlands	4.4
Crowdstrike Holdings, Inc.	United States	4.4
MakeMyTrip Ltd.	India	4.3
NVIDIA Corp.	United States	3.6
Coca-Cola Co. (The)	United States	3.4
NU Holdings Ltd.	Brazil	3.4
Total		46.0%

Artisan Developing World Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Institutional Shares
Trading Symbol	APHYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Developing World Fund - Institutional Shares	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Developing World Fund returned 19.81%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Developing World Fund.

•  Top contributors within the portfolio during the period included Sea, Crowdstrike, Grab Holdings, Tencent and Netflix.

•  Bottom contributors during the period included Meituan, PDD Holdings, LVMH, WiseTech Global and ASML Holding.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	19.81%	4.87%	13.87%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 4,368,812
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 39,461
Investment Company, Portfolio Turnover	77.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$4,368,812
Number of Portfolio Holdings	36
Total Investment Advisory Fees (net of waivers and reimbursements)	$39,461
Annual Portfolio Turnover Rate	77.88%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.5%
Chinese yuan renminbi offshore	2.2
Euro	6.8
Hong Kong dollar	9.2
Indian rupee	7.2
U.S. dollar	73.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Tencent Holdings Ltd.	China	6.1%
Sea Ltd.	Singapore	5.9
MercadoLibre, Inc.	Brazil	5.8
Visa, Inc.	United States	4.7
Adyen NV	Netherlands	4.4
Crowdstrike Holdings, Inc.	United States	4.4
MakeMyTrip Ltd.	India	4.3
NVIDIA Corp.	United States	3.6
Coca-Cola Co. (The)	United States	3.4
NU Holdings Ltd.	Brazil	3.4
Total		46.0%

Artisan Emerging Markets Debt Opportunities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Investor Shares
Trading Symbol	APFOX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares	$133	1.26%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 11.57%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 8.52% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance during the period included exposures to Egyptian currency, Uzbekistani currency, and Bahamian sovereign credit.

• Bottom contributors within the portfolio during the period included exposures to Indonesian currency, Czech rates, and Ukrainian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (April 07, 2022)	11.57%	11.43%
JPM EMBI Global Diversified Index	8.52	5.72
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	7.48	5.81

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 134,758
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 451
Investment Company, Portfolio Turnover	91.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$134,758
Number of Portfolio Holdings	256
Total Investment Advisory Fees (net of waivers and reimbursements)	$451
Annual Portfolio Turnover Rate	91.58%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.2%
Egyptian pound	6.6
Euro	9.3
Indonesian rupiah	5.2
Nigerian naira	5.8
Peruvian nuevo sol	7.8
Romanian leu	3.7
U.S. dollar	52.5
Uruguayan peso	2.7
Uzbekistani som	2.8
Other	1.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	7.3%
Commonwealth of the Bahamas	Bahamas	6.9
Romania Government Bond	Romania	5.7
Republic of Indonesia	Indonesia	4.9
Benin Government Bond	Benin	3.3
Republic of Iraq	Iraq	3.2
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Papua New Guinea Government International Bond	Papua New Guinea	1.9
Suriname Government International Bond	Suriname	1.9
Republic of Zambia	Zambia	1.9
Total		39.7%

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDOX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 11.70%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 8.52% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance during the period included exposures to Egyptian currency, Uzbekistani currency, and Bahamian sovereign credit.

• Bottom contributors within the portfolio during the period included exposures to Indonesian currency, Czech rates, and Ukrainian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (April 07, 2022)	11.70%	11.52%
JPM EMBI Global Diversified Index	8.52	5.72
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	7.48	5.81

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 134,758
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 451
Investment Company, Portfolio Turnover	91.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$134,758
Number of Portfolio Holdings	256
Total Investment Advisory Fees (net of waivers and reimbursements)	$451
Annual Portfolio Turnover Rate	91.58%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.2%
Egyptian pound	6.6
Euro	9.3
Indonesian rupiah	5.2
Nigerian naira	5.8
Peruvian nuevo sol	7.8
Romanian leu	3.7
U.S. dollar	52.5
Uruguayan peso	2.7
Uzbekistani som	2.8
Other	1.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	7.3%
Commonwealth of the Bahamas	Bahamas	6.9
Romania Government Bond	Romania	5.7
Republic of Indonesia	Indonesia	4.9
Benin Government Bond	Benin	3.3
Republic of Iraq	Iraq	3.2
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Papua New Guinea Government International Bond	Papua New Guinea	1.9
Suriname Government International Bond	Suriname	1.9
Republic of Zambia	Zambia	1.9
Total		39.7%

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHOX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Emerging Markets Debt Opportunities Fund returned 11.74%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 8.52% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance during the period included exposures to Egyptian currency, Uzbekistani currency, and Bahamian sovereign credit.

• Bottom contributors within the portfolio during the period included exposures to Indonesian currency, Czech rates, and Ukrainian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (April 07, 2022)	11.74%	11.63%
JPM EMBI Global Diversified Index	8.52	5.72
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	7.48	5.81

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 134,758
Holdings Count | Holdings	256
Advisory Fees Paid, Amount	$ 451
Investment Company, Portfolio Turnover	91.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$134,758
Number of Portfolio Holdings	256
Total Investment Advisory Fees (net of waivers and reimbursements)	$451
Annual Portfolio Turnover Rate	91.58%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.2%
Egyptian pound	6.6
Euro	9.3
Indonesian rupiah	5.2
Nigerian naira	5.8
Peruvian nuevo sol	7.8
Romanian leu	3.7
U.S. dollar	52.5
Uruguayan peso	2.7
Uzbekistani som	2.8
Other	1.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	7.3%
Commonwealth of the Bahamas	Bahamas	6.9
Romania Government Bond	Romania	5.7
Republic of Indonesia	Indonesia	4.9
Benin Government Bond	Benin	3.3
Republic of Iraq	Iraq	3.2
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Papua New Guinea Government International Bond	Papua New Guinea	1.9
Suriname Government International Bond	Suriname	1.9
Republic of Zambia	Zambia	1.9
Total		39.7%

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Floating Rate Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Investor Shares
Trading Symbol	ARTUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Investor Shares	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Floating Rate Fund returned 7.25%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period, aided by attractive yields. From a price perspective, the average price of the loan index rose from 95.6 to 96.4, with discount margins tightening 47bps.

• By credit quality, B rated loans outperformed most other categories, gaining 7.5% for the period. BB rated loans gained 6.9%, while CCC/Split CCC loans lagged behind the other major rating segments, gaining 4.2%.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, GSM Holdings Inc, and Ancestry.com Operations Inc.

• Bottom contributors within the portfolio included SIRVA Worldwide Inc, Hearthside Food Solutions LLC, Renaissance Learning Inc, Dave & Buster’s Inc and Orchid Finco LLC.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (December 01, 2021)	7.25%	6.11%
ICE BofA US Broad Market Index	2.89	-0.46
S&P UBS Leveraged Loan Index	7.09	6.76

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 86,240
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 354
Investment Company, Portfolio Turnover	92.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$86,240
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$354
Annual Portfolio Turnover Rate	92.03%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Forest City Enterprises LP First Lien Term Loan	United States	3.7%
TGP Holdings III LLC First Lien Term Loan	United States	3.6
GSM Holdings, Inc. First Lien Term Loan	United States	3.4
Arches Buyer, Inc. First Lien Term Loan	United States	3.0
Delta Topco, Inc. First Lien Term Loan	United States	2.8
Nexus Buyer LLC First Lien Term Loan	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.4
1440 Foods Topco LLC First Lien Term Loan	United States	2.4
19th Holdings Golf LLC First Lien Term Loan	United States	2.3
TKC Holdings, Inc.	United States	2.1
Total		28.4%

Artisan Floating Rate Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Advisor Shares
Trading Symbol	APDUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Advisor Shares	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Floating Rate Fund returned 7.37%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period, aided by attractive yields. From a price perspective, the average price of the loan index rose from 95.6 to 96.4, with discount margins tightening 47bps.

• By credit quality, B rated loans outperformed most other categories, gaining 7.5% for the period. BB rated loans gained 6.9%, while CCC/Split CCC loans lagged behind the other major rating segments, gaining 4.2%.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, GSM Holdings Inc, and Ancestry.com Operations Inc.

• Bottom contributors within the portfolio included SIRVA Worldwide Inc, Hearthside Food Solutions LLC, Renaissance Learning Inc, Dave & Buster’s Inc and Orchid Finco LLC.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (December 01, 2021)	7.37%	6.20%
ICE BofA US Broad Market Index	2.89	-0.46
S&P UBS Leveraged Loan Index	7.09	6.76

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 86,240
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 354
Investment Company, Portfolio Turnover	92.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$86,240
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$354
Annual Portfolio Turnover Rate	92.03%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Forest City Enterprises LP First Lien Term Loan	United States	3.7%
TGP Holdings III LLC First Lien Term Loan	United States	3.6
GSM Holdings, Inc. First Lien Term Loan	United States	3.4
Arches Buyer, Inc. First Lien Term Loan	United States	3.0
Delta Topco, Inc. First Lien Term Loan	United States	2.8
Nexus Buyer LLC First Lien Term Loan	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.4
1440 Foods Topco LLC First Lien Term Loan	United States	2.4
19th Holdings Golf LLC First Lien Term Loan	United States	2.3
TKC Holdings, Inc.	United States	2.1
Total		28.4%

Artisan Floating Rate Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	APHUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Floating Rate Fund - Institutional Shares	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Floating Rate Fund returned 7.43%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period, aided by attractive yields. From a price perspective, the average price of the loan index rose from 95.6 to 96.4, with discount margins tightening 47bps.

• By credit quality, B rated loans outperformed most other categories, gaining 7.5% for the period. BB rated loans gained 6.9%, while CCC/Split CCC loans lagged behind the other major rating segments, gaining 4.2%.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, GSM Holdings Inc, and Ancestry.com Operations Inc.

• Bottom contributors within the portfolio included SIRVA Worldwide Inc, Hearthside Food Solutions LLC, Renaissance Learning Inc, Dave & Buster’s Inc and Orchid Finco LLC.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (December 01, 2021)	7.43%	6.24%
ICE BofA US Broad Market Index	2.89	-0.46
S&P UBS Leveraged Loan Index	7.09	6.76

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 86,240
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 354
Investment Company, Portfolio Turnover	92.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$86,240
Number of Portfolio Holdings	102
Total Investment Advisory Fees (net of waivers and reimbursements)	$354
Annual Portfolio Turnover Rate	92.03%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Forest City Enterprises LP First Lien Term Loan	United States	3.7%
TGP Holdings III LLC First Lien Term Loan	United States	3.6
GSM Holdings, Inc. First Lien Term Loan	United States	3.4
Arches Buyer, Inc. First Lien Term Loan	United States	3.0
Delta Topco, Inc. First Lien Term Loan	United States	2.8
Nexus Buyer LLC First Lien Term Loan	United States	2.7
X Corp. First Lien Term Loan B3	United States	2.4
1440 Foods Topco LLC First Lien Term Loan	United States	2.4
19th Holdings Golf LLC First Lien Term Loan	United States	2.3
TKC Holdings, Inc.	United States	2.1
Total		28.4%

Artisan Focus Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Investor Shares
Trading Symbol	ARTTX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Investor Shares	$152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Focus Fund returned 23.44%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains. From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Focus Fund.

• Top contributors within the portfolio during the period included: Siemens Energy, Rolly-Royce, General Electric, Microsoft and Broadcom.

• Bottom contributors during the period included: Safran, Moody’s, Eli Lilly, Equinix and Synopsys.

*For options, exposures have been delta-adjusted to determine contribution to return.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Investor Shares - (April 24, 2017)	23.44%	13.93%	18.41%
S&P 500® Index	17.60	16.47	14.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 1,253,710
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 11,174
Investment Company, Portfolio Turnover	245.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,253,710
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,174
Annual Portfolio Turnover Rate	245.77%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
Euro	7.3
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.7%
GE Aerospace	United States	9.7
NVIDIA Corp.	United States	8.4
Rolls-Royce Holdings plc	United Kingdom	6.8
Mastercard, Inc.	United States	5.1
Siemens Energy AG	Germany	4.9
Broadcom, Inc.	United States	4.6
Netflix, Inc.	United States	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.0
Howmet Aerospace, Inc.	United States	3.3
Total		61.7%

Artisan Focus Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Advisor Shares
Trading Symbol	APDTX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Advisor Shares	$128	1.14%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Focus Fund returned 23.68%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains. From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Focus Fund.

• Top contributors within the portfolio during the period included: Siemens Energy, Rolly-Royce, General Electric, Microsoft and Broadcom.

• Bottom contributors during the period included: Safran, Moody’s, Eli Lilly, Equinix and Synopsys.

*For options, exposures have been delta-adjusted to determine contribution to return.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (July 31, 2018)	23.68%	14.12%	15.25%
S&P 500® Index	17.60	16.47	14.69

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 1,253,710
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 11,174
Investment Company, Portfolio Turnover	245.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,253,710
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,174
Annual Portfolio Turnover Rate	245.77%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
Euro	7.3
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.7%
GE Aerospace	United States	9.7
NVIDIA Corp.	United States	8.4
Rolls-Royce Holdings plc	United Kingdom	6.8
Mastercard, Inc.	United States	5.1
Siemens Energy AG	Germany	4.9
Broadcom, Inc.	United States	4.6
Netflix, Inc.	United States	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.0
Howmet Aerospace, Inc.	United States	3.3
Total		61.7%

Artisan Focus Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Institutional Shares
Trading Symbol	APHTX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Focus Fund - Institutional Shares	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Focus Fund returned 23.81%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains. From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Focus Fund.

• Top contributors within the portfolio during the period included: Siemens Energy, Rolly-Royce, General Electric, Microsoft and Broadcom.

• Bottom contributors during the period included: Safran, Moody’s, Eli Lilly, Equinix and Synopsys.

*For options, exposures have been delta-adjusted to determine contribution to return.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (February 3, 2020)	23.81%	14.22%	14.79%
S&P 500® Index	17.60	16.47	15.38

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 1,253,710
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 11,174
Investment Company, Portfolio Turnover	245.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,253,710
Number of Portfolio Holdings	42
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,174
Annual Portfolio Turnover Rate	245.77%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	6.9%
Euro	7.3
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.7%
GE Aerospace	United States	9.7
NVIDIA Corp.	United States	8.4
Rolls-Royce Holdings plc	United Kingdom	6.8
Mastercard, Inc.	United States	5.1
Siemens Energy AG	Germany	4.9
Broadcom, Inc.	United States	4.6
Netflix, Inc.	United States	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4.0
Howmet Aerospace, Inc.	United States	3.3
Total		61.7%

Artisan Global Discovery Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Investor Shares
Trading Symbol	APFDX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Investor Shares	$149	1.40%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Discovery Fund returned 12.92%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Discovery Fund.

• Top contributors within the portfolio during the period included Babcock International, iRhythm, Spotify, Sea Limited and argenx.

•  Bottom contributors during the period included PROCEPT BioRobotics, Techtronic Industries, Twist Bioscience, Saia and adidas.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Investor Shares - (August 21, 2017)	12.92%	6.83%	12.38%
MSCI ACWI Index	17.27	13.54	11.41
MSCI ACWI Small Mid Index	12.92	11.00	8.44

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 206,856
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 2,268
Investment Company, Portfolio Turnover	67.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$206,856
Number of Portfolio Holdings	63
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,268
Annual Portfolio Turnover Rate	67.34%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	8.9%
Canadian dollar	1.5
Danish krone	1.8
Euro	5.3
Swedish krona	0.5
Swiss franc	3.8
U.S. dollar	78.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Babcock International Group plc	United Kingdom	4.4%
Argenx SE	Netherlands	4.2
Ascendis Pharma A/S	Denmark	4.1
iRhythm Technologies, Inc.	United States	3.2
Sea Ltd.	Singapore	2.9
Insmed, Inc.	United States	2.4
Live Nation Entertainment, Inc.	United States	2.4
West Pharmaceutical Services, Inc.	United States	2.4
Liberty Media Corp-Liberty Formula One	United States	2.3
Modine Manufacturing Co.	United States	2.2
Total		30.5%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Discovery Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Advisor Shares
Trading Symbol	APDDX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Advisor Shares	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Discovery Fund returned 13.01%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Discovery Fund.

• Top contributors within the portfolio during the period included Babcock International, iRhythm, Spotify, Sea Limited and argenx.

•  Bottom contributors during the period included PROCEPT BioRobotics, Techtronic Industries, Twist Bioscience, Saia and adidas.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (February 3, 2020)	13.01%	6.93%	10.06%
MSCI ACWI Index	17.27	13.54	12.31
MSCI ACWI Small Mid Index	12.92	11.00	9.16

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 206,856
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 2,268
Investment Company, Portfolio Turnover	67.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$206,856
Number of Portfolio Holdings	63
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,268
Annual Portfolio Turnover Rate	67.34%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	8.9%
Canadian dollar	1.5
Danish krone	1.8
Euro	5.3
Swedish krona	0.5
Swiss franc	3.8
U.S. dollar	78.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Babcock International Group plc	United Kingdom	4.4%
Argenx SE	Netherlands	4.2
Ascendis Pharma A/S	Denmark	4.1
iRhythm Technologies, Inc.	United States	3.2
Sea Ltd.	Singapore	2.9
Insmed, Inc.	United States	2.4
Live Nation Entertainment, Inc.	United States	2.4
West Pharmaceutical Services, Inc.	United States	2.4
Liberty Media Corp-Liberty Formula One	United States	2.3
Modine Manufacturing Co.	United States	2.2
Total		30.5%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Discovery Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Institutional Shares
Trading Symbol	APHDX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Discovery Fund - Institutional Shares	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Discovery Fund returned 13.25%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Discovery Fund.

• Top contributors within the portfolio during the period included Babcock International, iRhythm, Spotify, Sea Limited and argenx.

•  Bottom contributors during the period included PROCEPT BioRobotics, Techtronic Industries, Twist Bioscience, Saia and adidas.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (February 3, 2020)	13.25%	7.16%	10.27%
MSCI ACWI Index	17.27	13.54	12.31
MSCI ACWI Small Mid Index	12.92	11.00	9.16

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 206,856
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 2,268
Investment Company, Portfolio Turnover	67.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$206,856
Number of Portfolio Holdings	63
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,268
Annual Portfolio Turnover Rate	67.34%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	8.9%
Canadian dollar	1.5
Danish krone	1.8
Euro	5.3
Swedish krona	0.5
Swiss franc	3.8
U.S. dollar	78.2
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Babcock International Group plc	United Kingdom	4.4%
Argenx SE	Netherlands	4.2
Ascendis Pharma A/S	Denmark	4.1
iRhythm Technologies, Inc.	United States	3.2
Sea Ltd.	Singapore	2.9
Insmed, Inc.	United States	2.4
Live Nation Entertainment, Inc.	United States	2.4
West Pharmaceutical Services, Inc.	United States	2.4
Liberty Media Corp-Liberty Formula One	United States	2.3
Modine Manufacturing Co.	United States	2.2
Total		30.5%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTHX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Investor Shares	$163	1.35%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Equity Fund returned 42.50%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Equity Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, Alpha Bank, Babcock International, LIG Nex1 and Pfisterer.

• Bottom contributors during the period included Novo Nordisk, Arvinas, Blue Owl Capital, Alibaba and Air Liquide.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	42.50%	12.42%	13.23%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 201,822
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 1,548
Investment Company, Portfolio Turnover	187.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$201,822
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,548
Annual Portfolio Turnover Rate	187.11%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	18.2%
Chinese yuan renminbi offshore	1.4
Danish krone	1.1
Euro	26.0
Hong Kong dollar	6.5
Japanese yen	3.8
Korean won	16.1
New Taiwan dollar	1.7
Swiss franc	4.6
U.S. dollar	18.8
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Hanwha Aerospace Co. Ltd.	South Korea	4.9%
Babcock International Group plc	United Kingdom	4.6
Alpha Bank SA	Greece	4.5
RTX Corp.	United States	4.1
LIG Nex1 Co. Ltd.	South Korea	4.1
BFF Bank SpA	Italy	4.0
Pfisterer Holding SE	Germany	3.6
National Grid plc	United Kingdom	3.5
Amazon.com, Inc.	United States	3.3
SPIE SA	France	3.3
Total		39.9%

Artisan Global Equity Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDHX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Advisor Shares	$152	1.25%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Equity Fund returned 42.71%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Equity Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, Alpha Bank, Babcock International, LIG Nex1 and Pfisterer.

• Bottom contributors during the period included Novo Nordisk, Arvinas, Blue Owl Capital, Alibaba and Air Liquide.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (August 5, 2020)	42.71%	12.47%	12.30%
MSCI ACWI Index	17.27	13.54	13.22

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 201,822
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 1,548
Investment Company, Portfolio Turnover	187.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$201,822
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,548
Annual Portfolio Turnover Rate	187.11%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	18.2%
Chinese yuan renminbi offshore	1.4
Danish krone	1.1
Euro	26.0
Hong Kong dollar	6.5
Japanese yen	3.8
Korean won	16.1
New Taiwan dollar	1.7
Swiss franc	4.6
U.S. dollar	18.8
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Hanwha Aerospace Co. Ltd.	South Korea	4.9%
Babcock International Group plc	United Kingdom	4.6
Alpha Bank SA	Greece	4.5
RTX Corp.	United States	4.1
LIG Nex1 Co. Ltd.	South Korea	4.1
BFF Bank SpA	Italy	4.0
Pfisterer Holding SE	Germany	3.6
National Grid plc	United Kingdom	3.5
Amazon.com, Inc.	United States	3.3
SPIE SA	France	3.3
Total		39.9%

Artisan Global Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHHX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Equity Fund - Institutional Shares	$134	1.10%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Equity Fund returned 42.86%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Equity Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, Alpha Bank, Babcock International, LIG Nex1 and Pfisterer.

• Bottom contributors during the period included Novo Nordisk, Arvinas, Blue Owl Capital, Alibaba and Air Liquide.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (October 15, 2015)	42.86%	12.69%	13.06%
MSCI ACWI Index	17.27	13.54	11.27

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 201,822
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 1,548
Investment Company, Portfolio Turnover	187.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$201,822
Number of Portfolio Holdings	66
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,548
Annual Portfolio Turnover Rate	187.11%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	18.2%
Chinese yuan renminbi offshore	1.4
Danish krone	1.1
Euro	26.0
Hong Kong dollar	6.5
Japanese yen	3.8
Korean won	16.1
New Taiwan dollar	1.7
Swiss franc	4.6
U.S. dollar	18.8
Other	1.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Hanwha Aerospace Co. Ltd.	South Korea	4.9%
Babcock International Group plc	United Kingdom	4.6
Alpha Bank SA	Greece	4.5
RTX Corp.	United States	4.1
LIG Nex1 Co. Ltd.	South Korea	4.1
BFF Bank SpA	Italy	4.0
Pfisterer Holding SE	Germany	3.6
National Grid plc	United Kingdom	3.5
Amazon.com, Inc.	United States	3.3
SPIE SA	France	3.3
Total		39.9%

Artisan Global Opportunities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Investor Shares
Trading Symbol	ARTRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Investor Shares	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Opportunities Fund returned 9.48%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio during the period included Netflix, GE Vernova, Oracle, BAE Systems and Shopify.

• Bottom contributors during the period included Novo Nordisk, Marvell Technology, Advanced Micro Devices, Danaher and Techtronic Industries.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	9.48%	6.59%	12.20%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 2,013,793
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 19,580
Investment Company, Portfolio Turnover	68.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,013,793
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,580
Annual Portfolio Turnover Rate	68.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Euro	3.2
Hong Kong dollar	5.9
Japanese yen	1.5
New Taiwan dollar	2.3
Swiss franc	3.4
U.S. dollar	70.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	4.9%
Tencent Holdings Ltd.	China	4.9
Netflix, Inc.	United States	4.7
Argenx SE	Netherlands	4.6
Oracle Corp.	United States	3.9
BAE Systems plc	United Kingdom	3.8
Shopify, Inc.	Canada	3.5
Lonza Group AG	Switzerland	3.3
Baker Hughes Co.	United States	2.9
GE Vernova, Inc.	United States	2.7
Total		39.2%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Opportunities Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Advisor Shares	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Opportunities Fund returned 9.61%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio during the period included Netflix, GE Vernova, Oracle, BAE Systems and Shopify.

• Bottom contributors during the period included Novo Nordisk, Marvell Technology, Advanced Micro Devices, Danaher and Techtronic Industries.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	9.61%	6.73%	12.34%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 2,013,793
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 19,580
Investment Company, Portfolio Turnover	68.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,013,793
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,580
Annual Portfolio Turnover Rate	68.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Euro	3.2
Hong Kong dollar	5.9
Japanese yen	1.5
New Taiwan dollar	2.3
Swiss franc	3.4
U.S. dollar	70.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	4.9%
Tencent Holdings Ltd.	China	4.9
Netflix, Inc.	United States	4.7
Argenx SE	Netherlands	4.6
Oracle Corp.	United States	3.9
BAE Systems plc	United Kingdom	3.8
Shopify, Inc.	Canada	3.5
Lonza Group AG	Switzerland	3.3
Baker Hughes Co.	United States	2.9
GE Vernova, Inc.	United States	2.7
Total		39.2%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Opportunities Fund - Institutional Shares	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Opportunities Fund returned 9.73%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio during the period included Netflix, GE Vernova, Oracle, BAE Systems and Shopify.

• Bottom contributors during the period included Novo Nordisk, Marvell Technology, Advanced Micro Devices, Danaher and Techtronic Industries.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	9.73%	6.84%	12.47%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 2,013,793
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 19,580
Investment Company, Portfolio Turnover	68.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,013,793
Number of Portfolio Holdings	47
Total Investment Advisory Fees (net of waivers and reimbursements)	$19,580
Annual Portfolio Turnover Rate	68.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.6%
Euro	3.2
Hong Kong dollar	5.9
Japanese yen	1.5
New Taiwan dollar	2.3
Swiss franc	3.4
U.S. dollar	70.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Amazon.com, Inc.	United States	4.9%
Tencent Holdings Ltd.	China	4.9
Netflix, Inc.	United States	4.7
Argenx SE	Netherlands	4.6
Oracle Corp.	United States	3.9
BAE Systems plc	United Kingdom	3.8
Shopify, Inc.	Canada	3.5
Lonza Group AG	Switzerland	3.3
Baker Hughes Co.	United States	2.9
GE Vernova, Inc.	United States	2.7
Total		39.2%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Unconstrained Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Investor Shares
Trading Symbol	APFPX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Investor Shares	$179	1.69%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Unconstrained Fund returned 11.52%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 4.44% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Unconstrained Fund.

•  Top contributors to the portfolio’s absolute performance during the period included exposures to Colombian equity, Egyptian currency, and Canadian equity.

•  Bottom contributors within the portfolio during the period included exposures to South African sovereign credit, Georgian currency, and Ukrainian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (March 31, 2022)	11.52%	9.49%
ICE BofA US Treasury Bill Index	4.44	4.27
ICE BofA 3 Month Treasury Bill Index	4.38	4.24

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 497,229
Holdings Count | Holdings	484
Advisory Fees Paid, Amount	$ 2,037
Investment Company, Portfolio Turnover	85.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$497,229
Number of Portfolio Holdings	484
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,037
Annual Portfolio Turnover Rate	85.58%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Egyptian pound	7.9
Euro	9.9
Iceland krona	6.7
Indonesian rupiah	2.0
Nigerian naira	5.0
Peruvian nuevo sol	6.7
Romanian leu	2.4
U.S. dollar	47.8
Uzbekistani som	3.0
Other	6.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.2%
Commonwealth of the Bahamas	Bahamas	5.6
Romania Government Bond	Romania	4.0
Republic of Iceland	Iceland	3.2
Republic of Uzbekistan International Bond	Uzbekistan	3.0
Benin Government Bond	Benin	2.7
Republic of Iraq	Iraq	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Republic of Zambia	Zambia	1.9
Suriname Government International Bond	Suriname	1.9
Total		33.9%

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Unconstrained Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Advisor Shares
Trading Symbol	APDPX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Advisor Shares	$170	1.61%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Unconstrained Fund returned 11.62%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 4.44% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Unconstrained Fund.

•  Top contributors to the portfolio’s absolute performance during the period included exposures to Colombian equity, Egyptian currency, and Canadian equity.

•  Bottom contributors within the portfolio during the period included exposures to South African sovereign credit, Georgian currency, and Ukrainian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (March 31, 2022)	11.62%	9.58%
ICE BofA US Treasury Bill Index	4.44	4.27
ICE BofA 3 Month Treasury Bill Index	4.38	4.24

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 497,229
Holdings Count | Holdings	484
Advisory Fees Paid, Amount	$ 2,037
Investment Company, Portfolio Turnover	85.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$497,229
Number of Portfolio Holdings	484
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,037
Annual Portfolio Turnover Rate	85.58%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Egyptian pound	7.9
Euro	9.9
Iceland krona	6.7
Indonesian rupiah	2.0
Nigerian naira	5.0
Peruvian nuevo sol	6.7
Romanian leu	2.4
U.S. dollar	47.8
Uzbekistani som	3.0
Other	6.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.2%
Commonwealth of the Bahamas	Bahamas	5.6
Romania Government Bond	Romania	4.0
Republic of Iceland	Iceland	3.2
Republic of Uzbekistan International Bond	Uzbekistan	3.0
Benin Government Bond	Benin	2.7
Republic of Iraq	Iraq	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Republic of Zambia	Zambia	1.9
Suriname Government International Bond	Suriname	1.9
Total		33.9%

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Unconstrained Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Institutional Shares
Trading Symbol	APHPX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Unconstrained Fund - Institutional Shares	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Unconstrained Fund returned 11.78%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 4.44% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. Emerging Markets hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads remain near historic lows, reflecting investor appetite for risk in a resilient global macro environment on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar, while hard currency debt was the top-performing sector within EMD for the period.

• Uncertainty surrounding US tariff policy remains at the forefront of global market headlines. Meanwhile, the Federal Reserve delivered its long-awaited rate cut at its September 2025 meeting. The general direction of global rates remains downwards, as both developed market and emerging market central banks have broadly cut rates throughout the year, but meaningful differences in near-term forecasts across countries and regions provide potential opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Unconstrained Fund.

•  Top contributors to the portfolio’s absolute performance during the period included exposures to Colombian equity, Egyptian currency, and Canadian equity.

•  Bottom contributors within the portfolio during the period included exposures to South African sovereign credit, Georgian currency, and Ukrainian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (March 31, 2022)	11.78%	9.68%
ICE BofA US Treasury Bill Index	4.44	4.27
ICE BofA 3 Month Treasury Bill Index	4.38	4.24

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 497,229
Holdings Count | Holdings	484
Advisory Fees Paid, Amount	$ 2,037
Investment Company, Portfolio Turnover	85.58%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$497,229
Number of Portfolio Holdings	484
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,037
Annual Portfolio Turnover Rate	85.58%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.1%
Egyptian pound	7.9
Euro	9.9
Iceland krona	6.7
Indonesian rupiah	2.0
Nigerian naira	5.0
Peruvian nuevo sol	6.7
Romanian leu	2.4
U.S. dollar	47.8
Uzbekistani som	3.0
Other	6.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS*

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.2%
Commonwealth of the Bahamas	Bahamas	5.6
Romania Government Bond	Romania	4.0
Republic of Iceland	Iceland	3.2
Republic of Uzbekistan International Bond	Uzbekistan	3.0
Benin Government Bond	Benin	2.7
Republic of Iraq	Iraq	2.7
Republic of Cote d'Ivoire First Lien Term Loan	Cote D'Ivoire	2.7
Republic of Zambia	Zambia	1.9
Suriname Government International Bond	Suriname	1.9
Total		33.9%

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third-party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.35% in the net asset value for the Fund. Effective March 14, 2025, the Fund's 2% redemption fee was eliminated. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770 .
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Global Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Investor Shares
Trading Symbol	ARTGX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Investor Shares	$138	1.26%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Global Value Fund returned 20.15%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Value Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Alphabet and Citigroup.

• Bottom contributors during the period included Elevance Health, Koninklijke Philips, Diageo, PayPal and Sodexo.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	20.15%	16.31%	10.82%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 2,772,642
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 25,542
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,772,642
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$25,542
Annual Portfolio Turnover Rate	17.38%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.7%
Euro	20.8
Korean won	4.6
Swiss franc	9.2
U.S. dollar	51.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.2%
Bank of New York Mellon Corp. (The)	United States	4.7
Charles Schwab Corp. (The)	United States	4.7
Heidelberg Materials AG	Germany	4.6
Samsung Electronics Co. Ltd.	South Korea	4.5
Meta Platforms, Inc.	United States	4.4
Novartis AG	United States	4.3
American Express Co.	United States	4.3
Danone SA	France	3.9
Elevance Health, Inc.	United States	3.6
Total		44.2%

Artisan Global Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Advisor Shares
Trading Symbol	APDGX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Advisor Shares	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Global Value Fund returned 20.37%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Value Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Alphabet and Citigroup.

• Bottom contributors during the period included Elevance Health, Koninklijke Philips, Diageo, PayPal and Sodexo.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	20.37%	16.49%	10.98%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 2,772,642
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 25,542
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,772,642
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$25,542
Annual Portfolio Turnover Rate	17.38%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.7%
Euro	20.8
Korean won	4.6
Swiss franc	9.2
U.S. dollar	51.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.2%
Bank of New York Mellon Corp. (The)	United States	4.7
Charles Schwab Corp. (The)	United States	4.7
Heidelberg Materials AG	Germany	4.6
Samsung Electronics Co. Ltd.	South Korea	4.5
Meta Platforms, Inc.	United States	4.4
Novartis AG	United States	4.3
American Express Co.	United States	4.3
Danone SA	France	3.9
Elevance Health, Inc.	United States	3.6
Total		44.2%

Artisan Global Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Institutional Shares
Trading Symbol	APHGX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Global Value Fund - Institutional Shares	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Global Value Fund returned 20.49%. The Fund compares its performance to the MSCI ACWI Index, which returned 17.27% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Global Value Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Alphabet and Citigroup.

• Bottom contributors during the period included Elevance Health, Koninklijke Philips, Diageo, PayPal and Sodexo.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	20.49%	16.60%	11.09%
MSCI ACWI Index	17.27	13.54	11.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 2,772,642
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 25,542
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$2,772,642
Number of Portfolio Holdings	39
Total Investment Advisory Fees (net of waivers and reimbursements)	$25,542
Annual Portfolio Turnover Rate	17.38%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.7%
Euro	20.8
Korean won	4.6
Swiss franc	9.2
U.S. dollar	51.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.2%
Bank of New York Mellon Corp. (The)	United States	4.7
Charles Schwab Corp. (The)	United States	4.7
Heidelberg Materials AG	Germany	4.6
Samsung Electronics Co. Ltd.	South Korea	4.5
Meta Platforms, Inc.	United States	4.4
Novartis AG	United States	4.3
American Express Co.	United States	4.3
Danone SA	France	3.9
Elevance Health, Inc.	United States	3.6
Total		44.2%

Artisan High Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Investor Shares
Trading Symbol	ARTFX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Investor Shares	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan High Income Fund returned 7.87%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period. At the index level, high yield bonds gained 7.2% with 6.8% from income returns and 0.4%  from price returns. During the period, the Federal Open Market Committee (FOMC) voted to reduce the Federal Funds rate by 75bps , resulting in Treasury curve steepening as short-term yields fell while long-term yields rose. This duration effect offset gains from spread tightening, as index level credit spreads fell by 23bps during the period.

• By credit quality, lower-rated credit outperformed as CCCs gained 9.7%, while BBs gained 6.7% and Bs gained 7.1%. Meanwhile, bank loans returned 7.1%, providing attractive returns in absolute terms and outperforming investment grade bond markets.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan High Income Fund.

•  Top contributors within the portfolio included VistaJet Ltd, Altice France, The Ardonagh Group, Charter Communications Inc and TKC Holdings Inc.

•  Bottom contributors within the portfolio included Hearthside Food Solutions LLC, SIRVA Worldwide Inc, Castle US Holding Corp, Renaissance Learning Inc and UTEX Industries Inc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	7.87%	6.70%	6.94%
ICE BofA US Broad Market Index	2.89	-0.49	1.85
ICE BofAML US High Yield Master II Index	7.23	5.53	6.07

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 10,356,372
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 62,710
Investment Company, Portfolio Turnover	29.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,356,372
Number of Portfolio Holdings	260
Total Investment Advisory Fees (net of waivers and reimbursements)	$62,710
Annual Portfolio Turnover Rate	29.82%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.8%
Carnival Corp.	United States	3.6
VistaJet Malta Finance plc	Switzerland	3.3
X Corp. First Lien Term Loan B3	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.8
Medline Borrower LP	United States	2.5
Acrisure LLC	United States	2.2
Alliant Holdings Intermediate LLC	United States	2.2
NCL Corp. Ltd.	United States	2.0
GSM Holdings, Inc. First Lien Term Loan	United States	1.9
Total		27.2%

Artisan High Income Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Advisor Shares
Trading Symbol	APDFX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Advisor Shares	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan High Income Fund returned 8.04%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period. At the index level, high yield bonds gained 7.2% with 6.8% from income returns and 0.4%  from price returns. During the period, the Federal Open Market Committee (FOMC) voted to reduce the Federal Funds rate by 75bps , resulting in Treasury curve steepening as short-term yields fell while long-term yields rose. This duration effect offset gains from spread tightening, as index level credit spreads fell by 23bps during the period.

• By credit quality, lower-rated credit outperformed as CCCs gained 9.7%, while BBs gained 6.7% and Bs gained 7.1%. Meanwhile, bank loans returned 7.1%, providing attractive returns in absolute terms and outperforming investment grade bond markets.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan High Income Fund.

•  Top contributors within the portfolio included VistaJet Ltd, Altice France, The Ardonagh Group, Charter Communications Inc and TKC Holdings Inc.

•  Bottom contributors within the portfolio included Hearthside Food Solutions LLC, SIRVA Worldwide Inc, Castle US Holding Corp, Renaissance Learning Inc and UTEX Industries Inc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	8.04%	6.85%	7.10%
ICE BofA US Broad Market Index	2.89	-0.49	1.85
ICE BofAML US High Yield Master II Index	7.23	5.53	6.07

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 10,356,372
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 62,710
Investment Company, Portfolio Turnover	29.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,356,372
Number of Portfolio Holdings	260
Total Investment Advisory Fees (net of waivers and reimbursements)	$62,710
Annual Portfolio Turnover Rate	29.82%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.8%
Carnival Corp.	United States	3.6
VistaJet Malta Finance plc	Switzerland	3.3
X Corp. First Lien Term Loan B3	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.8
Medline Borrower LP	United States	2.5
Acrisure LLC	United States	2.2
Alliant Holdings Intermediate LLC	United States	2.2
NCL Corp. Ltd.	United States	2.0
GSM Holdings, Inc. First Lien Term Loan	United States	1.9
Total		27.2%

Artisan High Income Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Institutional Shares
Trading Symbol	APHFX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan High Income Fund - Institutional Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan High Income Fund returned 8.15%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 2.89% for the same period.

What factors affected the Fund's performance?

• Coupon income drove the majority of return in credit markets during the period. At the index level, high yield bonds gained 7.2% with 6.8% from income returns and 0.4%  from price returns. During the period, the Federal Open Market Committee (FOMC) voted to reduce the Federal Funds rate by 75bps , resulting in Treasury curve steepening as short-term yields fell while long-term yields rose. This duration effect offset gains from spread tightening, as index level credit spreads fell by 23bps during the period.

• By credit quality, lower-rated credit outperformed as CCCs gained 9.7%, while BBs gained 6.7% and Bs gained 7.1%. Meanwhile, bank loans returned 7.1%, providing attractive returns in absolute terms and outperforming investment grade bond markets.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan High Income Fund.

•  Top contributors within the portfolio included VistaJet Ltd, Altice France, The Ardonagh Group, Charter Communications Inc and TKC Holdings Inc.

•  Bottom contributors within the portfolio included Hearthside Food Solutions LLC, SIRVA Worldwide Inc, Castle US Holding Corp, Renaissance Learning Inc and UTEX Industries Inc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (October 3, 2016)	8.15%	6.95%	6.68%
ICE BofA US Broad Market Index	2.89	-0.49	1.49
ICE BofAML US High Yield Master II Index	7.23	5.53	5.34

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 10,356,372
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 62,710
Investment Company, Portfolio Turnover	29.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$10,356,372
Number of Portfolio Holdings	260
Total Investment Advisory Fees (net of waivers and reimbursements)	$62,710
Annual Portfolio Turnover Rate	29.82%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Canadian dollar	0.0%
Euro	0.3
U.S. dollar	99.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.8%
Carnival Corp.	United States	3.6
VistaJet Malta Finance plc	Switzerland	3.3
X Corp. First Lien Term Loan B3	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.8
Medline Borrower LP	United States	2.5
Acrisure LLC	United States	2.2
Alliant Holdings Intermediate LLC	United States	2.2
NCL Corp. Ltd.	United States	2.0
GSM Holdings, Inc. First Lien Term Loan	United States	1.9
Total		27.2%

Artisan International Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Investor Shares
Trading Symbol	ARTIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Investor Shares	$136	1.18%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan International Fund returned 29.38%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, LIG Nex1, UBS Group, Melrose Industries and British American Tobacco.

• Bottom contributors during the period included Novo Nordisk, Alibaba, Meituan, Linde and Resona.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	29.38%	10.09%	8.81%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 6,132,662
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 50,292
Investment Company, Portfolio Turnover	111.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,132,662
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$50,292
Annual Portfolio Turnover Rate	111.26%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	20.6%
Chinese yuan renminbi offshore	1.6
Danish krone	3.5
Euro	27.9
Hong Kong dollar	6.0
Japanese yen	4.9
Korean won	13.7
New Taiwan dollar	1.9
Swiss franc	7.4
U.S. dollar	12.4
Other	0.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.1%
LIG Nex1 Co. Ltd.	South Korea	4.7
Hanwha Aerospace Co. Ltd.	South Korea	4.5
National Grid plc	United Kingdom	4.2
Tencent Holdings Ltd.	China	4.1
Amazon.com, Inc.	United States	2.7
Melrose Industries plc	United Kingdom	2.7
Air Liquide SA	France	2.5
BNP Paribas SA	France	2.3
Mitsubishi Heavy Industries Ltd.	Japan	2.3
Total		35.1%

Artisan International Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Advisor Shares
Trading Symbol	APDIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Advisor Shares	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Fund returned 29.58%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, LIG Nex1, UBS Group, Melrose Industries and British American Tobacco.

• Bottom contributors during the period included Novo Nordisk, Alibaba, Meituan, Linde and Resona.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	29.58%	10.24%	8.97%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 6,132,662
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 50,292
Investment Company, Portfolio Turnover	111.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,132,662
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$50,292
Annual Portfolio Turnover Rate	111.26%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	20.6%
Chinese yuan renminbi offshore	1.6
Danish krone	3.5
Euro	27.9
Hong Kong dollar	6.0
Japanese yen	4.9
Korean won	13.7
New Taiwan dollar	1.9
Swiss franc	7.4
U.S. dollar	12.4
Other	0.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.1%
LIG Nex1 Co. Ltd.	South Korea	4.7
Hanwha Aerospace Co. Ltd.	South Korea	4.5
National Grid plc	United Kingdom	4.2
Tencent Holdings Ltd.	China	4.1
Amazon.com, Inc.	United States	2.7
Melrose Industries plc	United Kingdom	2.7
Air Liquide SA	France	2.5
BNP Paribas SA	France	2.3
Mitsubishi Heavy Industries Ltd.	Japan	2.3
Total		35.1%

Artisan International Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Institutional Shares
Trading Symbol	APHIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Fund - Institutional Shares	$110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Fund returned 29.71%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Fund.

• Top contributors within the portfolio during the period included Hanwha Aerospace, LIG Nex1, UBS Group, Melrose Industries and British American Tobacco.

• Bottom contributors during the period included Novo Nordisk, Alibaba, Meituan, Linde and Resona.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	29.71%	10.34%	9.06%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 6,132,662
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 50,292
Investment Company, Portfolio Turnover	111.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$6,132,662
Number of Portfolio Holdings	76
Total Investment Advisory Fees (net of waivers and reimbursements)	$50,292
Annual Portfolio Turnover Rate	111.26%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	20.6%
Chinese yuan renminbi offshore	1.6
Danish krone	3.5
Euro	27.9
Hong Kong dollar	6.0
Japanese yen	4.9
Korean won	13.7
New Taiwan dollar	1.9
Swiss franc	7.4
U.S. dollar	12.4
Other	0.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.1%
LIG Nex1 Co. Ltd.	South Korea	4.7
Hanwha Aerospace Co. Ltd.	South Korea	4.5
National Grid plc	United Kingdom	4.2
Tencent Holdings Ltd.	China	4.1
Amazon.com, Inc.	United States	2.7
Melrose Industries plc	United Kingdom	2.7
Air Liquide SA	France	2.5
BNP Paribas SA	France	2.3
Mitsubishi Heavy Industries Ltd.	Japan	2.3
Total		35.1%

Artisan International Explorer Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Advisor Shares
Trading Symbol	ARDBX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Advisor Shares	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Explorer Fund returned 14.66%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 16.39% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Explorer Fund.

• Top contributors within the portfolio during the period included Despegar.com, Glenveagh Properties, u-blox, Impro Precision Industries and Zuken.

• Bottom contributors during the period included FDM Group, M&C Saatchi, Alten, IQE and Mitra Adiperkasa (MAPI).

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (May 16, 2022)	14.66%	12.21%
MSCI ACWI ex USA IMI Index	16.39	13.16
MSCI ACWI ex USA Small Cap Net Index	15.93	11.78

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 411,766
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 2,985
Investment Company, Portfolio Turnover	27.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$411,766
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,985
Annual Portfolio Turnover Rate	27.36%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.4%
British pound	24.3
Canadian dollar	2.5
Euro	24.4
Hong Kong dollar	3.6
Japanese yen	15.1
Korean won	2.4
South African rand	1.1
Swiss franc	5.7
U.S. dollar	14.9
Other	2.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	10.3%
Zuken, Inc.	Japan	6.5
Alten SA	France	5.3
Signify NV	United States	4.7
Elementis plc	United Kingdom	4.6
u-blox Holding AG	Switzerland	4.3
Kansai Paint Co. Ltd.	Japan	4.0
Impro Precision Industries Ltd.	United States	3.6
Steadfast Group Ltd.	Australia	3.3
M&C Saatchi plc	United Kingdom	2.9
Total		49.5%

Artisan International Explorer Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Institutional Shares
Trading Symbol	ARHBX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Explorer Fund - Institutional Shares	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Explorer Fund returned 14.73%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 16.39% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Explorer Fund.

• Top contributors within the portfolio during the period included Despegar.com, Glenveagh Properties, u-blox, Impro Precision Industries and Zuken.

• Bottom contributors during the period included FDM Group, M&C Saatchi, Alten, IQE and Mitra Adiperkasa (MAPI).

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (May 16, 2022)	14.73%	12.27%
MSCI ACWI ex USA IMI Index	16.39	13.16
MSCI ACWI ex USA Small Cap Net Index	15.93	11.78

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 411,766
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 2,985
Investment Company, Portfolio Turnover	27.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$411,766
Number of Portfolio Holdings	35
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,985
Annual Portfolio Turnover Rate	27.36%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	3.4%
British pound	24.3
Canadian dollar	2.5
Euro	24.4
Hong Kong dollar	3.6
Japanese yen	15.1
Korean won	2.4
South African rand	1.1
Swiss franc	5.7
U.S. dollar	14.9
Other	2.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	10.3%
Zuken, Inc.	Japan	6.5
Alten SA	France	5.3
Signify NV	United States	4.7
Elementis plc	United Kingdom	4.6
u-blox Holding AG	Switzerland	4.3
Kansai Paint Co. Ltd.	Japan	4.0
Impro Precision Industries Ltd.	United States	3.6
Steadfast Group Ltd.	Australia	3.3
M&C Saatchi plc	United Kingdom	2.9
Total		49.5%

Artisan International Small-Mid Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Investor Shares
Trading Symbol	ARTJX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Investor Shares	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan International Small-Mid Fund returned 7.14%. The Fund compares its performance to the MSCI ACWI ex USA Index, which returned 16.45% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Small‑Mid Fund.

• Top contributors within the portfolio during the period included Hensoldt, St James’s Place, Madrigal Pharmaceuticals, CAE and Metso Oyj.

• Bottom contributors during the period included RxSight, Myriad Genetics, Rohto Pharmaceutical, Kornit Digital and Nice.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	7.14%	3.52%	6.54%
MSCI ACWI ex US Index	16.45	10.26	8.23
MSCI ACWI ex US Small Mid Cap Net Index	17.23	9.67	8.03
MSCI EAFE Small Cap Growth Index	14.64	4.83	7.52

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 3,054,222
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 40,661
Investment Company, Portfolio Turnover	34.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,054,222
Number of Portfolio Holdings	103
Total Investment Advisory Fees (net of waivers and reimbursements)	$40,661
Annual Portfolio Turnover Rate	34.42%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	24.5%
Canadian dollar	5.1
Danish krone	7.2
Euro	11.0
Israel new shekel	1.0
Japanese yen	17.3
Mexican peso	1.2
Swedish krona	2.5
Swiss franc	3.0
U.S. dollar	26.1
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.8%
Convatec Group plc	United Kingdom	3.6
Nice Ltd.	Israel	3.0
LivaNova plc	United States	2.5
Rotork plc	United Kingdom	2.2
Ambu A/S	Denmark	2.1
Kinaxis, Inc.	Canada	2.1
Azbil Corp.	Japan	2.0
Genmab A/S	Denmark	2.0
Smiths Group plc	United Kingdom	1.9
Total		25.2%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective April 30, 2025, the Fund opened to new investors. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan International Small-Mid Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Advisor Shares
Trading Symbol	APDJX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Advisor Shares	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Small-Mid Fund returned 7.25%. The Fund compares its performance to the MSCI ACWI ex USA Index, which returned 16.45% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Small‑Mid Fund.

• Top contributors within the portfolio during the period included Hensoldt, St James’s Place, Madrigal Pharmaceuticals, CAE and Metso Oyj.

• Bottom contributors during the period included RxSight, Myriad Genetics, Rohto Pharmaceutical, Kornit Digital and Nice.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (December 4, 2018)	7.25%	3.69%	8.55%
MSCI ACWI ex US Index	16.45	10.26	8.76
MSCI ACWI ex US Small Mid Cap Net Index	17.23	9.67	8.53
MSCI EAFE Small Cap Growth Index	14.64	4.83	7.15

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 3,054,222
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 40,661
Investment Company, Portfolio Turnover	34.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,054,222
Number of Portfolio Holdings	103
Total Investment Advisory Fees (net of waivers and reimbursements)	$40,661
Annual Portfolio Turnover Rate	34.42%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	24.5%
Canadian dollar	5.1
Danish krone	7.2
Euro	11.0
Israel new shekel	1.0
Japanese yen	17.3
Mexican peso	1.2
Swedish krona	2.5
Swiss franc	3.0
U.S. dollar	26.1
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.8%
Convatec Group plc	United Kingdom	3.6
Nice Ltd.	Israel	3.0
LivaNova plc	United States	2.5
Rotork plc	United Kingdom	2.2
Ambu A/S	Denmark	2.1
Kinaxis, Inc.	Canada	2.1
Azbil Corp.	Japan	2.0
Genmab A/S	Denmark	2.0
Smiths Group plc	United Kingdom	1.9
Total		25.2%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective April 30, 2025, the Fund opened to new investors. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan International Small-Mid Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Institutional Shares
Trading Symbol	APHJX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Small‑Mid Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Small-Mid Fund - Institutional Shares	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Small-Mid Fund returned 7.42%. The Fund compares its performance to the MSCI ACWI ex USA Index, which returned 16.45% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Small‑Mid Fund.

• Top contributors within the portfolio during the period included Hensoldt, St James’s Place, Madrigal Pharmaceuticals, CAE and Metso Oyj.

• Bottom contributors during the period included RxSight, Myriad Genetics, Rohto Pharmaceutical, Kornit Digital and Nice.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (April 12, 2016)	7.42%	3.77%	7.19%
MSCI ACWI ex US Index	16.45	10.26	8.45
MSCI ACWI ex US Small Mid Cap Net Index	17.23	9.67	7.89
MSCI EAFE Small Cap Growth Index	14.64	4.83	7.19

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 3,054,222
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 40,661
Investment Company, Portfolio Turnover	34.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,054,222
Number of Portfolio Holdings	103
Total Investment Advisory Fees (net of waivers and reimbursements)	$40,661
Annual Portfolio Turnover Rate	34.42%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	24.5%
Canadian dollar	5.1
Danish krone	7.2
Euro	11.0
Israel new shekel	1.0
Japanese yen	17.3
Mexican peso	1.2
Swedish krona	2.5
Swiss franc	3.0
U.S. dollar	26.1
Other	1.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Metso Oyj	Finland	3.8%
Convatec Group plc	United Kingdom	3.6
Nice Ltd.	Israel	3.0
LivaNova plc	United States	2.5
Rotork plc	United Kingdom	2.2
Ambu A/S	Denmark	2.1
Kinaxis, Inc.	Canada	2.1
Azbil Corp.	Japan	2.0
Genmab A/S	Denmark	2.0
Smiths Group plc	United Kingdom	1.9
Total		25.2%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective April 30, 2025, the Fund opened to new investors. For more information, you may review the Fund's current prospectus, which is available at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan International Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Investor Shares
Trading Symbol	ARTKX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Investor Shares	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan International Value Fund returned 9.26%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Value Fund.

• Top contributors within the portfolio during the period included Samsung Electronics, Safran SA, UBS Group AG, Ryanair Holdings and Garmin.

• Bottom contributors during the period included Arch Capital Group, HCL Technologies, Koninklijke Philips, DSM-Firmenich and Brenntag.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	9.26%	15.17%	9.78%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 41,161,354
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 347,416
Investment Company, Portfolio Turnover	24.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$41,161,354
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$347,416
Annual Portfolio Turnover Rate	24.70%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.9%
Canadian dollar	4.2
Euro	25.0
Hong Kong dollar	1.2
Indian rupee	2.0
Japanese yen	1.4
Korean won	6.5
Mexican peso	0.5
Swiss franc	17.7
U.S. dollar	26.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.6%
Novartis AG	United States	4.2
ABB Ltd.	Switzerland	4.1
Unilever plc	United Kingdom	3.9
Arch Capital Group Ltd.	United States	3.8
Koninklijke Philips NV	Netherlands	3.8
UBS Group AG	Switzerland	3.5
Danone SA (Registered shares)	France	3.5
Brenntag SE	Germany	2.8
Garmin Ltd.	United States	2.7
Total		36.9%

Artisan International Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Advisor Shares
Trading Symbol	APDKX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Advisor Shares	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan International Value Fund returned 9.41%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Value Fund.

• Top contributors within the portfolio during the period included Samsung Electronics, Safran SA, UBS Group AG, Ryanair Holdings and Garmin.

• Bottom contributors during the period included Arch Capital Group, HCL Technologies, Koninklijke Philips, DSM-Firmenich and Brenntag.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	9.41%	15.33%	9.93%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 41,161,354
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 347,416
Investment Company, Portfolio Turnover	24.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$41,161,354
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$347,416
Annual Portfolio Turnover Rate	24.70%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.9%
Canadian dollar	4.2
Euro	25.0
Hong Kong dollar	1.2
Indian rupee	2.0
Japanese yen	1.4
Korean won	6.5
Mexican peso	0.5
Swiss franc	17.7
U.S. dollar	26.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.6%
Novartis AG	United States	4.2
ABB Ltd.	Switzerland	4.1
Unilever plc	United Kingdom	3.9
Arch Capital Group Ltd.	United States	3.8
Koninklijke Philips NV	Netherlands	3.8
UBS Group AG	Switzerland	3.5
Danone SA (Registered shares)	France	3.5
Brenntag SE	Germany	2.8
Garmin Ltd.	United States	2.7
Total		36.9%

Artisan International Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Institutional Shares
Trading Symbol	APHKX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan International Value Fund - Institutional Shares	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan International Value Fund returned 9.53%. The Fund compares its performance to the MSCI EAFE Index, which returned 14.99% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, global equities overcame a sharp correction in April to post meaningful gains. US equities led, followed by emerging markets and Europe, although all three markets closed the period with double-digit gains.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan International Value Fund.

• Top contributors within the portfolio during the period included Samsung Electronics, Safran SA, UBS Group AG, Ryanair Holdings and Garmin.

• Bottom contributors during the period included Arch Capital Group, HCL Technologies, Koninklijke Philips, DSM-Firmenich and Brenntag.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	9.53%	15.44%	10.03%
MSCI EAFE Index	14.99	11.15	8.17
MSCI ACWI ex US Index	16.45	10.26	8.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 41,161,354
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 347,416
Investment Company, Portfolio Turnover	24.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$41,161,354
Number of Portfolio Holdings	56
Total Investment Advisory Fees (net of waivers and reimbursements)	$347,416
Annual Portfolio Turnover Rate	24.70%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	14.9%
Canadian dollar	4.2
Euro	25.0
Hong Kong dollar	1.2
Indian rupee	2.0
Japanese yen	1.4
Korean won	6.5
Mexican peso	0.5
Swiss franc	17.7
U.S. dollar	26.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.6%
Novartis AG	United States	4.2
ABB Ltd.	Switzerland	4.1
Unilever plc	United Kingdom	3.9
Arch Capital Group Ltd.	United States	3.8
Koninklijke Philips NV	Netherlands	3.8
UBS Group AG	Switzerland	3.5
Danone SA (Registered shares)	France	3.5
Brenntag SE	Germany	2.8
Garmin Ltd.	United States	2.7
Total		36.9%

Artisan Mid Cap Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Investor Shares	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Mid Cap Fund returned 21.14%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Fund.

•  Top contributors within the portfolio during the period included Spotify, Robinhood, ROBLOX, iRhythm and Insmed.

•  Bottom contributors during the period included Saia, Deckers Outdoor, Twist Bioscience, West Pharmaceutical Services and Coherent.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	21.14%	5.44%	11.35%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Growth Index	22.02	11.26	13.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 3,730,978
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 36,959
Investment Company, Portfolio Turnover	62.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,730,978
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$36,959
Annual Portfolio Turnover Rate	62.54%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.3%
Ascendis Pharma A/S	Denmark	4.4
Spotify Technology SA	United States	3.2
Insmed, Inc.	United States	3.2
West Pharmaceutical Services, Inc.	United States	3.0
DoorDash, Inc.	United States	2.9
Baker Hughes Co.	United States	2.7
iRhythm Technologies, Inc.	United States	2.6
Live Nation Entertainment, Inc.	United States	2.6
Shopify, Inc.	Canada	2.6
Total		32.5%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Advisor Shares	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Mid Cap Fund returned 21.27%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Fund.

•  Top contributors within the portfolio during the period included Spotify, Robinhood, ROBLOX, iRhythm and Insmed.

•  Bottom contributors during the period included Saia, Deckers Outdoor, Twist Bioscience, West Pharmaceutical Services and Coherent.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	21.27%	5.58%	11.51%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Growth Index	22.02	11.26	13.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 3,730,978
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 36,959
Investment Company, Portfolio Turnover	62.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,730,978
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$36,959
Annual Portfolio Turnover Rate	62.54%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.3%
Ascendis Pharma A/S	Denmark	4.4
Spotify Technology SA	United States	3.2
Insmed, Inc.	United States	3.2
West Pharmaceutical Services, Inc.	United States	3.0
DoorDash, Inc.	United States	2.9
Baker Hughes Co.	United States	2.7
iRhythm Technologies, Inc.	United States	2.6
Live Nation Entertainment, Inc.	United States	2.6
Shopify, Inc.	Canada	2.6
Total		32.5%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Fund - Institutional Shares	$108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Mid Cap Fund returned 21.39%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Fund.

•  Top contributors within the portfolio during the period included Spotify, Robinhood, ROBLOX, iRhythm and Insmed.

•  Bottom contributors during the period included Saia, Deckers Outdoor, Twist Bioscience, West Pharmaceutical Services and Coherent.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	21.39%	5.68%	11.61%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Growth Index	22.02	11.26	13.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 3,730,978
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 36,959
Investment Company, Portfolio Turnover	62.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$3,730,978
Number of Portfolio Holdings	64
Total Investment Advisory Fees (net of waivers and reimbursements)	$36,959
Annual Portfolio Turnover Rate	62.54%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	5.3%
Ascendis Pharma A/S	Denmark	4.4
Spotify Technology SA	United States	3.2
Insmed, Inc.	United States	3.2
West Pharmaceutical Services, Inc.	United States	3.0
DoorDash, Inc.	United States	2.9
Baker Hughes Co.	United States	2.7
iRhythm Technologies, Inc.	United States	2.6
Live Nation Entertainment, Inc.	United States	2.6
Shopify, Inc.	Canada	2.6
Total		32.5%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. Effective January 1, 2025, Matthew Kamm and Jason White became co-lead portfolio managers of the Fund.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Mid Cap Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Investor Shares
Trading Symbol	ARTQX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Investor Shares	$116	1.18%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Mid Cap Value Fund returned -3.52%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio during the period included Expedia Group, nVent Electric, Globe Life, Vontier and Ferguson.

• Bottom contributors during the period included Centene, Cable One, U-Haul, Baxter International and DENTSPLY SIRONA.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	-3.52%	10.65%	7.70%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Value Index	7.58	13.66	9.96

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 912,220
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 9,408
Investment Company, Portfolio Turnover	45.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$912,220
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$9,408
Annual Portfolio Turnover Rate	45.48%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Vontier Corp.	United States	3.3%
Lamar Advertising Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Genpact Ltd.	United States	2.8
First Citizens BancShares, Inc.	United States	2.8
U-Haul Holding Co.	United States	2.6
Alliant Energy Corp.	United States	2.6
Expedia Group, Inc.	United States	2.6
Analog Devices, Inc.	United States	2.5
Genuine Parts Co.	United States	2.5
Total		27.8%

Artisan Mid Cap Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Advisor Shares
Trading Symbol	APDQX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Advisor Shares	$105	1.07%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Mid Cap Value Fund returned -3.42%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio during the period included Expedia Group, nVent Electric, Globe Life, Vontier and Ferguson.

• Bottom contributors during the period included Centene, Cable One, U-Haul, Baxter International and DENTSPLY SIRONA.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	-3.42%	10.79%	7.84%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Value Index	7.58	13.66	9.96

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 912,220
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 9,408
Investment Company, Portfolio Turnover	45.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$912,220
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$9,408
Annual Portfolio Turnover Rate	45.48%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Vontier Corp.	United States	3.3%
Lamar Advertising Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Genpact Ltd.	United States	2.8
First Citizens BancShares, Inc.	United States	2.8
U-Haul Holding Co.	United States	2.6
Alliant Energy Corp.	United States	2.6
Expedia Group, Inc.	United States	2.6
Analog Devices, Inc.	United States	2.5
Genuine Parts Co.	United States	2.5
Total		27.8%

Artisan Mid Cap Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	APHQX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Mid Cap Value Fund - Institutional Shares	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Mid Cap Value Fund returned -3.36%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio during the period included Expedia Group, nVent Electric, Globe Life, Vontier and Ferguson.

• Bottom contributors during the period included Centene, Cable One, U-Haul, Baxter International and DENTSPLY SIRONA.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	-3.36%	10.89%	7.93%
Russell 3000® Index	17.41	15.74	14.71
Russell Midcap® Index	11.11	12.66	11.39
Russell Midcap® Value Index	7.58	13.66	9.96

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 912,220
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 9,408
Investment Company, Portfolio Turnover	45.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$912,220
Number of Portfolio Holdings	53
Total Investment Advisory Fees (net of waivers and reimbursements)	$9,408
Annual Portfolio Turnover Rate	45.48%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Vontier Corp.	United States	3.3%
Lamar Advertising Co.	United States	3.1
OGE Energy Corp.	United States	3.0
Genpact Ltd.	United States	2.8
First Citizens BancShares, Inc.	United States	2.8
U-Haul Holding Co.	United States	2.6
Alliant Energy Corp.	United States	2.6
Expedia Group, Inc.	United States	2.6
Analog Devices, Inc.	United States	2.5
Genuine Parts Co.	United States	2.5
Total		27.8%

Artisan Select Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTNX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Investor Shares	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Select Equity Fund returned 17.26%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Select Equity Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Citigroup and Alphabet.

• Bottom contributors during the period included Elevance, Axalta, Harley-Davidson, Henry Schein and PayPal.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Investor Shares - (February 28, 2020)	17.26%	14.49%	13.21%
S&P 500® Index	17.60	16.47	17.53

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 72,531
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 362
Investment Company, Portfolio Turnover	26.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$72,531
Number of Portfolio Holdings	26
Total Investment Advisory Fees (net of waivers and reimbursements)	$362
Annual Portfolio Turnover Rate	26.15%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.0%
Euro	7.1
Korean won	4.5
U.S. dollar	83.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
American Express Co.	United States	5.5%
Alphabet, Inc.	United States	5.5
Bank of New York Mellon Corp. (The)	United States	5.4
Charles Schwab Corp. (The)	United States	5.1
Shell plc	United States	5.0
Citigroup, Inc.	United States	4.9
Meta Platforms, Inc.	United States	4.9
Heidelberg Materials AG	Germany	4.7
Samsung Electronics Co. Ltd.	South Korea	4.5
Aramark	United States	4.4
Total		49.9%

Artisan Select Equity Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDNX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Advisor Shares	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Select Equity Fund returned 17.41%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Select Equity Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Citigroup and Alphabet.

• Bottom contributors during the period included Elevance, Axalta, Harley-Davidson, Henry Schein and PayPal.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (February 28, 2020)	17.41%	14.59%	13.32%
S&P 500® Index	17.60	16.47	17.53

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 72,531
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 362
Investment Company, Portfolio Turnover	26.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$72,531
Number of Portfolio Holdings	26
Total Investment Advisory Fees (net of waivers and reimbursements)	$362
Annual Portfolio Turnover Rate	26.15%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.0%
Euro	7.1
Korean won	4.5
U.S. dollar	83.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
American Express Co.	United States	5.5%
Alphabet, Inc.	United States	5.5
Bank of New York Mellon Corp. (The)	United States	5.4
Charles Schwab Corp. (The)	United States	5.1
Shell plc	United States	5.0
Citigroup, Inc.	United States	4.9
Meta Platforms, Inc.	United States	4.9
Heidelberg Materials AG	Germany	4.7
Samsung Electronics Co. Ltd.	South Korea	4.5
Aramark	United States	4.4
Total		49.9%

Artisan Select Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHNX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Select Equity Fund - Institutional Shares	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Select Equity Fund returned 17.45%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Select Equity Fund.

• Top contributors within the portfolio during the period included Heidelberg Materials, Charles Schwab, Bank of New York Mellon, Citigroup and Alphabet.

• Bottom contributors during the period included Elevance, Axalta, Harley-Davidson, Henry Schein and PayPal.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Institutional Shares - (February 28, 2020)	17.45%	14.66%	13.38%
S&P 500® Index	17.60	16.47	17.53

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 72,531
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 362
Investment Company, Portfolio Turnover	26.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$72,531
Number of Portfolio Holdings	26
Total Investment Advisory Fees (net of waivers and reimbursements)	$362
Annual Portfolio Turnover Rate	26.15%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.0%
Euro	7.1
Korean won	4.5
U.S. dollar	83.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
American Express Co.	United States	5.5%
Alphabet, Inc.	United States	5.5
Bank of New York Mellon Corp. (The)	United States	5.4
Charles Schwab Corp. (The)	United States	5.1
Shell plc	United States	5.0
Citigroup, Inc.	United States	4.9
Meta Platforms, Inc.	United States	4.9
Heidelberg Materials AG	Germany	4.7
Samsung Electronics Co. Ltd.	South Korea	4.5
Aramark	United States	4.4
Total		49.9%

Artisan Small Cap Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTSX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Investor Shares	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Small Cap Fund returned 5.44%. The Fund compares its performance to the Russell 2000® Index, which returned 10.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Small Cap Fund.

• Top contributors within the portfolio during the period included Kratos Defense & Security Solutions, Astera Labs, iRhythm, Flex and Insmed.

• Bottom contributors during the period included Twist Bioscience, Iovance Biotherapeutics, Novanta, Inspire Medical Systems and PROCEPT BioRobotics.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	5.44%	1.42%	10.41%
Russell 2000® Index	10.76	11.56	9.77
Russell 2000® Growth Index	13.56	8.41	9.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 1,119,172
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 11,738
Investment Company, Portfolio Turnover	64.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,119,172
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,738
Annual Portfolio Turnover Rate	64.80%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.1%
Flex Ltd.	United States	3.9
Lattice Semiconductor Corp.	United States	3.9
Modine Manufacturing Co.	United States	3.5
Guidewire Software, Inc.	United States	3.4
MACOM Technology Solutions Holdings, Inc.	United States	3.3
iRhythm Technologies, Inc.	United States	3.1
Vita Coco Co., Inc. (The)	United States	3.0
VSE Corp.	United States	2.7
Applied Industrial Technologies, Inc.	United States	2.7
Total		34.6%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Small Cap Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDSX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Advisor Shares	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Small Cap Fund returned 5.63%. The Fund compares its performance to the Russell 2000® Index, which returned 10.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Small Cap Fund.

• Top contributors within the portfolio during the period included Kratos Defense & Security Solutions, Astera Labs, iRhythm, Flex and Insmed.

• Bottom contributors during the period included Twist Bioscience, Iovance Biotherapeutics, Novanta, Inspire Medical Systems and PROCEPT BioRobotics.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	Since Inception
Advisor Shares - (February 1, 2017)	5.63%	1.57%	10.60%
Russell 2000® Index	10.76	11.56	8.42
Russell 2000® Growth Index	13.56	8.41	9.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 1,119,172
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 11,738
Investment Company, Portfolio Turnover	64.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,119,172
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,738
Annual Portfolio Turnover Rate	64.80%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.1%
Flex Ltd.	United States	3.9
Lattice Semiconductor Corp.	United States	3.9
Modine Manufacturing Co.	United States	3.5
Guidewire Software, Inc.	United States	3.4
MACOM Technology Solutions Holdings, Inc.	United States	3.3
iRhythm Technologies, Inc.	United States	3.1
Vita Coco Co., Inc. (The)	United States	3.0
VSE Corp.	United States	2.7
Applied Industrial Technologies, Inc.	United States	2.7
Total		34.6%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Small Cap Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHSX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770. This report describes changes to the Fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Small Cap Fund - Institutional Shares	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Small Cap Fund returned 5.68%. The Fund compares its performance to the Russell 2000® Index , which returned 10.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Small Cap Fund.

• Top contributors within the portfolio during the period included Kratos Defense & Security Solutions, Astera Labs, iRhythm, Flex and Insmed.

• Bottom contributors during the period included Twist Bioscience, Iovance Biotherapeutics, Novanta, Inspire Medical Systems and PROCEPT BioRobotics.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	5.68%	1.65%	10.66%
Russell 2000® Index	10.76	11.56	9.77
Russell 2000® Growth Index	13.56	8.41	9.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 1,119,172
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 11,738
Investment Company, Portfolio Turnover	64.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$1,119,172
Number of Portfolio Holdings	58
Total Investment Advisory Fees (net of waivers and reimbursements)	$11,738
Annual Portfolio Turnover Rate	64.80%

Holdings [Text Block]

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Ascendis Pharma A/S	Denmark	5.1%
Flex Ltd.	United States	3.9
Lattice Semiconductor Corp.	United States	3.9
Modine Manufacturing Co.	United States	3.5
Guidewire Software, Inc.	United States	3.4
MACOM Technology Solutions Holdings, Inc.	United States	3.3
iRhythm Technologies, Inc.	United States	3.1
Vita Coco Co., Inc. (The)	United States	3.0
VSE Corp.	United States	2.7
Applied Industrial Technologies, Inc.	United States	2.7
Total		34.6%

Material Fund Change [Text Block]	This is a summary of certain changes of the Fund since September 30, 2024. Effective December 31, 2024, Craigh Cepukenas stepped down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director.
Updated Prospectus Phone Number	800.344.1770
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
Artisan Sustainable Emerging Markets Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	ARTZX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Investor Shares	$131	1.15%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Sustainable Emerging Markets Fund returned 28.01%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio during the period included Taiwan Semiconductor Manufacturing Co, Doosan Enerbility, Anglogold Ashanti, Tencent and Alibaba.

• Bottom contributors during the period included Globant, China Traditional Chinese Medicine, E Ink, Havells India and Infosys.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	28.01%	8.51%	10.02%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 396,642
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 1,770
Investment Company, Portfolio Turnover	32.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$396,642
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,770
Annual Portfolio Turnover Rate	32.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.6%
Euro	5.3
Hong Kong dollar	21.4
Indian rupee	8.0
Korean won	10.0
Mexican peso	3.7
New Taiwan dollar	18.9
South African rand	2.6
U.S. dollar	16.4
Vietnamese dong	2.0
Other	6.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14.0%
Tencent Holdings Ltd.	China	5.8
Alibaba Group Holding Ltd.	China	5.1
ICICI Bank Ltd.	India	3.0
SK Hynix, Inc.	South Korea	2.9
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
MediaTek, Inc.	Taiwan	2.7
Anglogold Ashanti plc	United Kingdom	2.7
MercadoLibre, Inc.	Brazil	2.6
Wuxi Biologics Cayman, Inc.	China	2.5
Total		44.0%

Artisan Sustainable Emerging Markets Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Advisor Shares
Trading Symbol	APDEX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Advisor Shares	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Sustainable Emerging Markets Fund returned 28.14%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio during the period included Taiwan Semiconductor Manufacturing Co, Doosan Enerbility, Anglogold Ashanti, Tencent and Alibaba.

• Bottom contributors during the period included Globant, China Traditional Chinese Medicine, E Ink, Havells India and Infosys.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (April 27, 2022)	28.14%	15.66%
MSCI Emerging Markets Index	17.32	10.60

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 396,642
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 1,770
Investment Company, Portfolio Turnover	32.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$396,642
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,770
Annual Portfolio Turnover Rate	32.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.6%
Euro	5.3
Hong Kong dollar	21.4
Indian rupee	8.0
Korean won	10.0
Mexican peso	3.7
New Taiwan dollar	18.9
South African rand	2.6
U.S. dollar	16.4
Vietnamese dong	2.0
Other	6.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14.0%
Tencent Holdings Ltd.	China	5.8
Alibaba Group Holding Ltd.	China	5.1
ICICI Bank Ltd.	India	3.0
SK Hynix, Inc.	South Korea	2.9
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
MediaTek, Inc.	Taiwan	2.7
Anglogold Ashanti plc	United Kingdom	2.7
MercadoLibre, Inc.	Brazil	2.6
Wuxi Biologics Cayman, Inc.	China	2.5
Total		44.0%

Artisan Sustainable Emerging Markets Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	APHEX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Sustainable Emerging Markets Fund - Institutional Shares	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Sustainable Emerging Markets Fund returned 28.20%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.32% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, emerging markets outperformed Europe but slightly trailed the US, although all three markets closed the period with double-digit gains. Country-level returns were broadly positive during the period. China was the top contributor in the MSCI Emerging Markets Index, while India was the most significant detractor.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio during the period included Taiwan Semiconductor Manufacturing Co, Doosan Enerbility, Anglogold Ashanti, Tencent and Alibaba.

• Bottom contributors during the period included Globant, China Traditional Chinese Medicine, E Ink, Havells India and Infosys.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	28.20%	8.66%	10.14%
MSCI Emerging Markets Index	17.32	7.02	7.99

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 396,642
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 1,770
Investment Company, Portfolio Turnover	32.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$396,642
Number of Portfolio Holdings	61
Total Investment Advisory Fees (net of waivers and reimbursements)	$1,770
Annual Portfolio Turnover Rate	32.63%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.6%
Euro	5.3
Hong Kong dollar	21.4
Indian rupee	8.0
Korean won	10.0
Mexican peso	3.7
New Taiwan dollar	18.9
South African rand	2.6
U.S. dollar	16.4
Vietnamese dong	2.0
Other	6.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14.0%
Tencent Holdings Ltd.	China	5.8
Alibaba Group Holding Ltd.	China	5.1
ICICI Bank Ltd.	India	3.0
SK Hynix, Inc.	South Korea	2.9
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.7
MediaTek, Inc.	Taiwan	2.7
Anglogold Ashanti plc	United Kingdom	2.7
MercadoLibre, Inc.	Brazil	2.6
Wuxi Biologics Cayman, Inc.	China	2.5
Total		44.0%

Artisan Value Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Investor Shares
Trading Symbol	ARTLX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Investor Shares	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Value Fund returned 8.32%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Fund.

• Top contributors within the portfolio during the period included Lam Research, Alphabet, Goldman Sachs, Philip Morris International and Safran.

• Bottom contributors during the period included United Parcel Service, Diageo, Baxter International, Comcast and Fiserv.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Investor Shares	8.32%	15.42%	12.41%
Russell 3000® Index	17.41	15.74	14.71
Russell 1000® Index	17.75	15.99	15.04
Russell 1000® Value Index	9.44	13.88	10.72

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 319,747
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,211
Investment Company, Portfolio Turnover	35.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$319,747
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,211
Annual Portfolio Turnover Rate	35.72%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.8%
Euro	15.6
Swiss franc	2.3
U.S. dollar	80.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Wells Fargo & Co.	United States	4.0%
Lam Research Corp.	United States	3.4
Heineken Holding NV	Netherlands	3.2
PayPal Holdings, Inc.	United States	3.1
ASML Holding NV	Netherlands	3.1
Bank of America Corp.	United States	3.0
Philip Morris International, Inc.	United States	3.0
Kerry Group plc	Ireland	2.8
Texas Instruments, Inc.	United States	2.7
EOG Resources, Inc.	United States	2.7
Total		31.0%

Artisan Value Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Advisor Shares
Trading Symbol	APDLX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Advisor Shares	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Value Fund returned 8.42%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Fund.

• Top contributors within the portfolio during the period included Lam Research, Alphabet, Goldman Sachs, Philip Morris International and Safran.

• Bottom contributors during the period included United Parcel Service, Diageo, Baxter International, Comcast and Fiserv.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Advisor Shares	8.42%	15.58%	12.58%
Russell 3000® Index	17.41	15.74	14.71
Russell 1000® Index	17.75	15.99	15.04
Russell 1000® Value Index	9.44	13.88	10.72

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 319,747
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,211
Investment Company, Portfolio Turnover	35.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$319,747
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,211
Annual Portfolio Turnover Rate	35.72%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.8%
Euro	15.6
Swiss franc	2.3
U.S. dollar	80.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Wells Fargo & Co.	United States	4.0%
Lam Research Corp.	United States	3.4
Heineken Holding NV	Netherlands	3.2
PayPal Holdings, Inc.	United States	3.1
ASML Holding NV	Netherlands	3.1
Bank of America Corp.	United States	3.0
Philip Morris International, Inc.	United States	3.0
Kerry Group plc	Ireland	2.8
Texas Instruments, Inc.	United States	2.7
EOG Resources, Inc.	United States	2.7
Total		31.0%

Artisan Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Institutional Shares
Trading Symbol	APHLX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Fund - Institutional Shares	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Value Fund returned 8.48%. The Fund compares its performance to the Russell 3000® Index, which returned 17.41% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Fund.

• Top contributors within the portfolio during the period included Lam Research, Alphabet, Goldman Sachs, Philip Morris International and Safran.

• Bottom contributors during the period included United Parcel Service, Diageo, Baxter International, Comcast and Fiserv.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	5 Year	10 Year
Institutional Shares	8.48%	15.63%	12.64%
Russell 3000® Index	17.41	15.74	14.71
Russell 1000® Index	17.75	15.99	15.04
Russell 1000® Value Index	9.44	13.88	10.72

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 319,747
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 2,211
Investment Company, Portfolio Turnover	35.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$319,747
Number of Portfolio Holdings	41
Total Investment Advisory Fees (net of waivers and reimbursements)	$2,211
Annual Portfolio Turnover Rate	35.72%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.8%
Euro	15.6
Swiss franc	2.3
U.S. dollar	80.3
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Wells Fargo & Co.	United States	4.0%
Lam Research Corp.	United States	3.4
Heineken Holding NV	Netherlands	3.2
PayPal Holdings, Inc.	United States	3.1
ASML Holding NV	Netherlands	3.1
Bank of America Corp.	United States	3.0
Philip Morris International, Inc.	United States	3.0
Kerry Group plc	Ireland	2.8
Texas Instruments, Inc.	United States	2.7
EOG Resources, Inc.	United States	2.7
Total		31.0%

Artisan Value Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Investor Shares
Trading Symbol	APFWX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Investor Shares	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Investor Shares of Artisan Value Income Fund returned 3.45%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Income Fund.

• Top contributors within the portfolio during the period included Ryanair Holdings, Otis Worldwide, Corebridge Financial, Visa and Morgan Stanley.

• Bottom contributors during the period included Compass Group, Phillip Morris International, MGM China, Altria Group and The Goldman Sachs Group.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Investor Shares - (February 28, 2022)	3.45%	5.10%
S&P 500® Index	17.60	14.28
Dow Jones US Select Dividend Index	9.44	8.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 16,491
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	31.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$16,491
Number of Portfolio Holdings	73
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	31.99%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.4%
Euro	9.9
Hong Kong dollar	1.1
Swiss franc	1.6
U.S. dollar	86.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.5%
Philip Morris International, Inc.	United States	3.0
Wells Fargo & Co.	United States	2.8
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.5
OGE Energy Corp.	United States	2.4
Ryanair Holdings plc	Ireland	2.4
EOG Resources, Inc.	United States	2.3
Lam Research Corp.	United States	2.1
Otis Worldwide Corp.	United States	2.1
Total		25.7%

Artisan Value Income Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Advisor Shares
Trading Symbol	APDWX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Advisor Shares	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Advisor Shares of Artisan Value Income Fund returned 3.56%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Income Fund.

• Top contributors within the portfolio during the period included Ryanair Holdings, Otis Worldwide, Corebridge Financial, Visa and Morgan Stanley.

• Bottom contributors during the period included Compass Group, Phillip Morris International, MGM China, Altria Group and The Goldman Sachs Group.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Advisor Shares - (February 28, 2022)	3.56%	5.21%
S&P 500® Index	17.60	14.28
Dow Jones US Select Dividend Index	9.44	8.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 16,491
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	31.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$16,491
Number of Portfolio Holdings	73
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	31.99%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.4%
Euro	9.9
Hong Kong dollar	1.1
Swiss franc	1.6
U.S. dollar	86.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.5%
Philip Morris International, Inc.	United States	3.0
Wells Fargo & Co.	United States	2.8
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.5
OGE Energy Corp.	United States	2.4
Ryanair Holdings plc	Ireland	2.4
EOG Resources, Inc.	United States	2.3
Lam Research Corp.	United States	2.1
Otis Worldwide Corp.	United States	2.1
Total		25.7%

Artisan Value Income Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Institutional Shares
Trading Symbol	APHWX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Additional Information Phone Number	800.344.1770.
Additional Information Website	www.artisanpartners.com/prospectus.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Artisan Value Income Fund - Institutional Shares	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the one-year period ended September 30, 2025, Institutional Shares of Artisan Value Income Fund returned 3.69%. The Fund compares its performance to the S&P 500 Index®, which returned 17.60% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2025, US equities rose meaningfully. Large-cap stocks led, followed by mid- and small-cap stocks, though all finished with double-digit gains., From a style perspective, growth outperformed value during the period. The communication services and information technology sectors rose the most, while health care declined the most.

• Global equity markets demonstrated resilience amid uncertainty.  Increased global trade tensions, led by new and broad-based US tariffs, were a driver of market volatility. Conflicts in Ukraine and the Middle East remained a concern. Conversely, rate cuts by major central banks and strong investment in artificial intelligence contributed to investor optimism.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2025 for Artisan Value Income Fund.

• Top contributors within the portfolio during the period included Ryanair Holdings, Otis Worldwide, Corebridge Financial, Visa and Morgan Stanley.

• Bottom contributors during the period included Compass Group, Phillip Morris International, MGM China, Altria Group and The Goldman Sachs Group.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Annual Performance	1 Year	Since Inception
Institutional Shares - (February 28, 2022)	3.69%	5.27%
S&P 500® Index	17.60	14.28
Dow Jones US Select Dividend Index	9.44	8.41

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month‑end performance, visit www.artisanpartners.com or call 800.344.1770.
Net Assets	$ 16,491
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	31.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

Net Assets	$16,491
Number of Portfolio Holdings	73
Total Investment Advisory Fees (net of waivers and reimbursements)	$–
Annual Portfolio Turnover Rate	31.99%

Holdings [Text Block]

Graphical Representation of Holdings

REGION ALLOCATION

(As a percentage of Total Net Assets)

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	1.4%
Euro	9.9
Hong Kong dollar	1.1
Swiss franc	1.6
U.S. dollar	86.0
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.5%
Philip Morris International, Inc.	United States	3.0
Wells Fargo & Co.	United States	2.8
PPL Corp.	United States	2.6
Heineken Holding NV	Netherlands	2.5
OGE Energy Corp.	United States	2.4
Ryanair Holdings plc	Ireland	2.4
EOG Resources, Inc.	United States	2.3
Lam Research Corp.	United States	2.1
Otis Worldwide Corp.	United States	2.1
Total		25.7%